Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Non-current receivables and deposits	$ 108	$ 207
Marketable equity and debt securities carried at fair value	513	397
Derivative assets	143	68
Financial and other assets	$ 764	$ 672